UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue
Marina Del Rey, CA 90292
(Address of principal executive offices)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

With a copy to:
Mark Perlow
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104

Registrant's telephone number, including area code: 800-683-8529

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of December 31, 2019
	Shares	Value (Note 1)

COMMON STOCKS - 2.41%

Industrials - 1.92%
* Trex Co., Inc.	3,176	$285,459
		285,459
Materials - 0.49%
* Livent Corp.	8,553	73,128
		73,128

Total Common Stocks (Cost $291,549)		358,587

EXCHANGE-TRADED PRODUCTS - 39.37%

Event Driven - 11.03%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	28,088	865,111
* IQ Merger Arbitrage ETF	23,382	776,283
		1,641,394
Global Macro - 15.09%
First Trust Senior Loan ETF	12,109	580,263
Reality Shares DIVS ETF	38,467	1,026,684
VanEck Vectors Investment Grade Floating Rate ETF	25,165	636,926
		2,243,873
Long/Short Equity - 6.23%
AGF Investments Trust	11,906	263,718
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	10,678	456,057
WisdomTree Dynamic Long/Short U.S. Equity Fund	7,349	206,182
		925,957
Options Strategy - 4.37%
Global X S&P 500 Covered Call ETF	7,316	370,706
Invesco S&P 500 BuyWrite ETF	12,951	278,965
		649,671
Unconstrained Bond - 2.65%
iShares TIPS Bond ETF	1,029	119,951
Schwab US TIPS ETF	4,845	274,372
		394,323

Total Exchange-Traded Products (Cost $5,720,633)		5,855,218

OPEN-END FUNDS - 49.97%

Event Driven - 3.51%
Gabelli Enterprise Mergers and Acquisitions Fund	21,957	335,938
The Merger Fund	10,931	186,919
		522,857
Global Macro - 18.29%
FPA New Income, Inc.	6,346	63,332
Goldman Sachs Absolute Return Tracker Fund	61,641	600,381
Guggenheim Macro Opportunities Fund	16,839	433,265
Invesco Oppenheimer Fundamental Alternatives Fund	20,295	561,170
Litman Gregory Masters Alternative Strategies Fund	90,753	1,061,806
		2,719,954
		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
	Shares	Value (Note 1)

OPEN-END FUNDS - CONTINUED

Long/Short Equity - 6.55%
Boston Partners Global Long/Short Fund	31,292	$340,142
Hancock Horizon Quantitative Long/Short Fund	34,058	634,165
		974,307
Managed Futures - 9.75%
* 361 Managed Futures Fund	52,615	631,384
AXS Chesapeake Strategy Fund	8,909	92,120
* Equinox MutualHedge Futures Strategy Fund	24,661	192,355
Goldman Sachs Managed Futures Strategy Fund	54,119	534,159
		1,450,018
Options Strategy - 7.82%
AllianzGI Structured Return Fund	24,704	392,795
Gateway Fund	13,806	478,662
Glenmede Secured Options Portfolio	23,737	292,436
		1,163,893
Unconstrained Bond - 4.05%
Barings Active Short Duration Bond Fund	20,309	202,076
BlackRock Strategic Income Opportunities Portfolio	40,083	399,626
		601,702

Total Open-End Funds (Cost $7,355,222)		7,432,731

LIMITED PARTNERSHIP - 3.40%
Enviva Partners LP	13,543	505,289

Total Limited Partnership (Cost $335,055)		505,289

SHORT-TERM INVESTMENT - 4.00%
§ Fidelity Institutional Money Market Fund - Treasury Portfolio, 1.47%	595,397	595,397

Total Short-Term Investment (Cost $595,397)		595,397

Total Value of Investments (Cost $14,297,856) (a) - 99.15%		$14,747,222

Other Assets Less Liabilities - 0.85%		126,155

Net Assets - 100%		$14,873,377

* Non-income producing investment
§ Represents 7 day effective yield

		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Common Stocks:
Industrials	1.92%	$285,459
Materials	0.49%	73,128
Exchange-Traded Products:
Event Driven	11.03%	1,641,394
Global Macro	15.09%	2,243,873
Long/Short Equity	6.23%	925,957
Options Strategy	4.37%	649,671
Unconstrained Bond	2.65%	394,323
Open-End Funds:
Event Driven	3.51%	522,857
Global Macro	18.29%	2,719,954
Long/Short Equity	6.55%	974,307
Managed Futures	9.75%	1,450,018
Options Strategy	7.82%	1,163,893
Unconstrained Bond	4.05%	601,702
Limited Partnership	3.40%	505,289
Short-Term Investment	4.00%	595,397
Other Assets Less Liabilities	0.85%	126,155
Total Net Assets	100.00%	$14,873,377

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$615,895
Aggregate gross unrealized depreciation			(166,529)

Net unrealized appreciation			$449,366

(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$358,587	$358,587	$-	$-
Exchange-Traded Products	5,855,218	5,855,218	-	-
Open-End Funds	7,432,731	7,432,731	-	-
Limited Partnership	505,289	505,289	-	-
Short-Term Investment	595,397	595,397	-	-
Total Assets	$14,747,222	$14,747,222	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASPIRATION FUNDS

By:	/s/ Andrei Cherny
Andrei Cherny President and Principal Executive Officer
Date:	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ASPIRATION FUNDS

By:	/s/ Andrei Cherny
Andrei Cherny President and Principal Executive Officer
Date:	February 28, 2020

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer and Principal Financial Officer
Date:	February 28, 2020